Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

(13) Subsequent Events

  In October 2022, the Company’s board of directors authorized an increase to the share repurchase program for an additional $100,000 of the Company’s outstanding common shares, from $350,000 to an aggregate of $450,000 (including all common shares repurchased under the program prior to this amendment), commencing in September 2019 up to and including January 1, 2025.

 In October 2022, the Company’s board of directors approved and declared a quarterly preferred cash dividend on its issued and outstanding preferred shares, payable on December 15, 2022 to holders of record as of December 2, 2022. The dividend declared on Series A Preferred Shares and Series B Preferred Shares were $0.44 and $0.39 per depositary share (rounded to the nearest whole cent), respectively, for a total aggregate amount of $2,625 and $2,344, respectively.

In October 2022, the Company’s board of directors approved and declared a cash dividend of $0.25 per share on its issued and outstanding common shares, payable on December 15, 2022 to holders of record as of December 2, 2022.